Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of cost of sales

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Salaries and wages	(399.7)	(397.4)	(397.8)
Consumable stores	(400.8)	(397.4)	(319.6)
Utilities	(150.0)	(141.5)	(134.1)
Mine contractors	(715.9)	(658.0)	(628.2)
Other	(376.0)	(337.2)	(304.8)
Cost of sales before gold inventory change and amortisation and depreciation	(2,042.4)	(1,931.5)	(1,784.5)
Gold inventory change[1]	90.7	168.1	122.8
Cost of sales before amortisation and depreciation	(1,951.7)	(1,763.4)	(1,661.7)
Amortisation and depreciation	(795.3)	(844.3)	(713.2)
Total cost of sales	(2,747.0)	(2,607.7)	(2,374.9)
[1] Included in the gold inventory change for 2023 is a net realisable value adjustment to stockpiles of US$33.8 million (2022: US$nil and 2021: US$nil)
at Damang.